Property and equipment, net - Schedule of property and equipment, net (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property and equipment, net
Gross carrying amount	¥ 113,494,460		¥ 123,615,686
Less: accumulated depreciation	(106,401,031)		(109,807,780)
Property and equipment, net	7,093,429	$ 971,796	13,807,906
Computer and transmission equipment
Property and equipment, net
Gross carrying amount	82,847,892		91,370,278
Leasehold improvements
Property and equipment, net
Gross carrying amount	27,348,008		27,052,770
Furniture and office equipment
Property and equipment, net
Gross carrying amount	2,888,360		4,782,438
Motor vehicles
Property and equipment, net
Gross carrying amount	¥ 410,200		¥ 410,200